Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Operating Activities:
Net income	$ 46,857	$ 36,875	$ 69,461	$ 90,571
Adjustments to reconcile net income to net cash flows from operating activities:
Depreciation and other	47,747	43,005	97,185	83,109
Amortization of intangible assets and deferred financing fees	2,590	1,155	5,167	2,374
Share-based payments expense	3,843	5,938	8,680	14,730
Excess tax benefits on share-based payments	(960)	(598)	(3,029)	(3,737)
Deferred income taxes	(47,327)	25,440	(36,911)	56,624
(Income) loss from equity method investments, net	9,629	5,044	16,654	(10,115)
Non-cash interest on convertible debt	1,111	1,764	2,774	3,481
Loss from extinguishments of callable convertible debt	4,011	0	5,949	0
Other	(482)	(1,802)	(1,811)	(3,313)
Cash flows from changes in operating assets and liabilities:
Accounts receivable	(4,955)	(4,839)	(2,650)	(6,615)
Content library	(16,700)	(722)	4,912	(4,040)
Prepaid expenses and other current assets	(2,690)	(3,062)	(10,611)	(6,874)
Other assets	388	444	902	995
Accounts payable	(41,001)	12,634	(70,972)	(26,027)
Accrued payable to retailers	14,424	11,891	(273)	(2,123)
Other accrued liabilities	13,077	6,136	(14,763)	5,181
Net cash flows from operating activities	29,562	139,303	70,664	194,221
Investing Activities:
Purchases of property and equipment	(35,499)	(38,694)	(68,730)	(76,701)
Proceeds from sale of property and equipment	12,700	525	12,832	669
Net sales (purchases) of short term investments	43,000	0	(10,000)	0
Receipt of note receivable principal	0	0	95	0
Acquisition of NCR DVD kiosk business	0	(100,000)	0	(100,000)
Equity investments	0	0	(14,000)	(28,350)
Net cash flows from investing activities	20,201	(138,169)	(79,803)	(204,382)
Financing Activities:
Proceeds from issuance of senior unsecured notes	0	0	343,769	0
Financing costs associated with senior unsecured notes	(142)	0	(444)	0
Principal payments on term loan and repurchase of convertible debt	(110,460)	(2,187)	(176,196)	(4,375)
Repurchases of common stock	(24,906)	(4,058)	(71,388)	(4,058)
Principal payments on capital lease obligations and other debt	(4,200)	(4,511)	(7,451)	(9,194)
Excess tax benefits related to share-based payments	960	598	3,029	3,737
Proceeds from exercise of stock options, net	5,652	1,768	6,745	3,981
Net cash flows from financing activities	(133,096)	(8,390)	98,064	(9,909)
Effect of exchange rate changes on cash	126	(737)	(1,574)	(150)
Increase (decrease) in cash and cash equivalents	(83,207)	(7,993)	87,351	(20,220)
Cash and cash equivalents:
Beginning of period	453,452	329,628	282,894	341,855
End of period	370,245	321,635	370,245	321,635
Supplemental disclosure of cash flow information:
Cash paid during the period for interest	1,502	1,050	5,910	6,781
Cash paid during the period for income taxes	44,193	3,939	44,998	5,469
Supplemental disclosure of non-cash investing and financing activities:
Purchases of property and equipment financed by capital lease obligations	2,160	4,985	5,615	6,295
Purchases of property and equipment included in ending accounts payable	26,829	19,061	26,829	19,061
Non-cash gain included in equity investments	0	0	0	19,500
Common stock issued on conversion of callable convertible debt	14,278	0	14,278	0
Non-cash debt issue costs	$ 0	$ 0	$ 6,231	$ 0